LEASES - Summary of Future Undiscounted Cash Flows (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Lessee, Operating Lease, Liability, to be Paid, Fiscal Year Maturity [Abstract]
2024	$ 4,923
2025	4,089
2026	3,522
2027	2,439
2028	1,939
Thereafter	5,605
Total lease payments	22,517
Less: imputed interest	(3,666)
Present value of lease liabilities	$ 18,851